Share-Based Compensation - Schedule of Share-Based Compensation, Restricted Share Units, Activity (Detail) - Restricted Share Units (RSUs) [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Shares, Unvested restricted share units, Beginning balance	28,086
Number of Shares, Restricted share units granted	9,259
Number of Shares, Restricted share units vested	(2,082)
Number of Shares, Unvested restricted share units, Ending balance	35,263
Weighted Average Grant Date Fair Value, Unvested restricted share units, Beginning balance	$ 15.63
Weighted Average Grant Date Fair Value, Restricted share units granted	21.60
Weighted Average Grant Date Fair Value, Restricted share units vested	10.00
Weighted Average Grant Date Fair Value, Unvested restricted share units, Ending balance	$ 17.53
Intrinsic Value, Unvested restricted share units	$ 944	$ 629
Intrinsic Value, Restricted share units granted	200
Intrinsic Value, Restricted share units vested	$ 52